Related Party Balances and Transactions - Schedule of Outstanding Balances (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Key Management Personnel [Member]
RelatedPartyTransactionsLineItems [Line Items]
Amounts paid and payable to HDSI for services of KMP employed by HDSI	[1]	$ 2,595	$ 3,306
Amounts paid and payable to KMP	[2]	3,991	2,438
Bonuses paid to KMP	[3]	1,430	1,660
Compensation gross	[4]	8,016	7,404
Share-based compensation		3,681	4,650
Total compensation		11,697	12,054
Hunter Dickinson Services Inc. [Member]
RelatedPartyTransactionsLineItems [Line Items]
Services rendered by HDSI		5,636	5,219
Technical		2,683	2,329
Engineering		1,199	741
Environmental		706	736
Socioeconomic		462	699
Other technical services		316	153
General and administrative		2,953	2,890
Management, corporate communications, secretarial, financial and administration		2,326	2,225
Shareholder communication		627	665
Reimbursement of third party expenses		891	658
Conferences and travel		502	309
Insurance		70	62
Office supplies and information technology		319	287
Total value of transactions with HDSI		$ 6,527	$ 5,877

[1]	The Group's CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through Hunter Dickinson Services Inc. ("HDSI") (refer (b)).
[2]	Represents short-term employee benefits, including director's fees paid to the Group's independent directors, and salaries paid and payable to the PLP CEO, PMC Chair and PLP EVP, SVPs, VP and Chief of Staff. The SVP Engineering is employed by the Group through a wholly-owned US subsidiary of HDSI ("HDUS"). The Group reimburses HDUS for costs incurred.
[3]	In 2018 incentive bonuses were paid to the EVP, Environment and Sustainability, VP, Corporate Communications, SVP, Engineering and VP Permitting and a performance bonus was paid to the PLP CEO for the 2017 fiscal year. In 2017, the PLP CEO was paid performance bonuses for the 2016 and 2015 fiscal years respectively.
[4]	Includes cost of RSUs and share purchase options issued and / or vesting during the respective periods.